Property, Equipment and Software, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Equipment and Software, Net

(5) Property, Equipment and Software, Net

The following is a summary of property, equipment and software at cost, less accumulated depreciation and amortization (in thousands):

	December 31, 2012	June 30, 2013
		(unaudited)
Office furniture and equipment	$3,517	$3,858
Software	2,932	3,441
Leasehold improvements	365	371

	6,814	7,670
Less: accumulated depreciation	(2,930)	(3,883)

	$3,884	$3,787

(5) Property, Equipment and Software, Net

The following is a summary of property, equipment and software at cost, less accumulated depreciation and amortization (in thousands):

	December 31,
	2011	2012
Office furniture and equipment	$1,795	$3,517
Software	1,939	2,932
Leasehold improvements	161	365

	3,895	6,814
Less: accumulated depreciation	(1,710)	(2,930)

	$2,185	$3,884

Depreciation and amortization expense of $276,000, $548,000 and $1,495,000 was recorded for the years ended December 31, 2010, 2011 and 2012, respectively.